Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000024648
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class A
Trading Symbol	CAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 681,649,621
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000024650
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class C
Trading Symbol	CAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$89	1.72%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.72%
AssetsNet	$ 681,649,621
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000024651
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class F
Trading Symbol	CAPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 681,649,621
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000114947
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Institutional Shares
Trading Symbol	CAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 681,649,621
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000130424
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class R
Trading Symbol	CAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
AssetsNet	$ 681,649,621
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]